Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

$
At January 1, 2021	3,993,007
Exchange differences	(14,942)

At December 31, 2021 and January 1, 2022	3,978,065
Additions from acquisition (note 33(D))	33,800,276
Impairment loss (note 8(c))	(3,272,253)
Exchange differences	(705,812)

At December 31, 2022	33,800,276

Summary of goodwill balance allocated to the CGUs

	2022	2021
	$	$
Prevention EMEA within the Prevention segment	—	855,284
Diagnostics EMEA within the Diagnostics segment	—	3,122,781
Cancer genetic testing services within the Diagnostics segment	30,639,976	—
Sales of medical diagnostics products within the Diagnostics segment	3,160,300	—

	33,800,276	3,978,065

2022
CGU of cancer genetic testing services
Pre-tax discount rate	17.7%
Terminal value growth rate	3.0%
Average revenue growth rate	31.1%
CGU of sales of medical diagnostics products
Pre-tax discount rate	15.9%
Terminal value growth rate	3.0%
Average revenue growth rate	18.3%